Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 46.1%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 4.8500%, 9/15/34ž,‡	$2,890,000	$2,875,599
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,168,843	1,169,608
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	519,677	521,500
A&D Mortgage Trust 2025-NQM4 A1, 5.2250%, 10/25/70ž,Ç	547,253	546,051
Acacia LLC 2025-1 A, 5.2400%, 11/15/37ž	1,911,884	1,912,289
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	797,000	793,929
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9497%, 10/21/38ž,‡	2,614,000	2,613,955
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4156%, 6/15/40ž,‡	1,658,000	1,658,348
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.5155%, 6/15/40ž,‡	568,000	568,141
Aligned Data Centers Issuer LLC 2021-1A A2, 1.9370%, 8/15/46ž	776,000	768,168
Alloya Auto Receivables Trust 2025-1A A3, 4.6900%, 12/26/28ž	2,456,000	2,462,509
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	917,886	929,595
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	1,170,988	1,178,494
Ally Bank Auto Credit-Linked Notes 2025-B A2, 4.3050%, 9/15/33ž	1,909,606	1,910,864
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,303,325	1,304,461
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	28,311	28,065
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	22,859	22,620
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,533,325	1,521,241
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,057,817	1,061,701
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35ž	718,197	719,171
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	200,068	183,830
Aqua Finance Trust 2025-B A, 4.7900%, 5/17/51ž	1,451,023	1,446,390
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29ž	604,000	615,851
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30ž	337,000	334,012
Avtech Equipment Receivables Funding LLC 2026-1A A, 4.5500%, 2/15/33ž	1,832,926	1,828,919
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 4.8876%, 1/22/35ž,‡	1,777,880	1,777,290
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 4.9780%, 10/25/38ž,‡	1,490,000	1,490,658
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 4.5119%, 10/25/51ž,‡	1,565,682	1,459,410
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 4.5119%, 11/25/51ž,‡	1,492,266	1,391,341
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,176,852	1,019,413
Bayview Opportunity Master Fund 2025-4 AF1, US 30 Day Average SOFR + 0.9000%, 4.5619%, 12/25/55ž,‡	2,094,014	2,094,010
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/48ž,‡	366,758	366,340
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.0622%, 7/15/37ž,‡	1,119,000	1,119,421
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.0716%, 10/20/38ž,‡	2,100,000	2,098,565
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/42ž,‡	1,664,700	1,653,253
BLP Commercial Mortgage Trust 2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 12/15/42ž,‡	1,016,000	1,013,240
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	350,092	351,878
Boca Commercial Mortgage Trust 2025-BOCA B, CME Term SOFR 1 Month + 1.9000%, 5.5725%, 12/15/42ž,‡	1,880,000	1,875,308
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,788,000	1,831,811
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,947,223
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	732,638
BPR Trust 2025-STAR A, 4.6173%, 11/5/42ž,‡	820,000	814,426
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 4.5175%, 10/15/36ž,‡	746,174	745,245
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	1,598,000	1,595,780
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.8375%, 2/15/36ž,‡	1,436,901	1,436,002

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1653%, 10/15/41ž,‡	$1,799,422	$1,799,411
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 8/15/41ž,‡	2,217,561	2,216,586
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2625%, 8/15/41ž,‡	684,261	684,239
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5578%, 10/15/41ž,‡	803,659	807,923
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.1144%, 4/15/41ž,‡	1,582,062	1,575,827
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9653%, 12/15/39ž,‡	894,357	894,002
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3148%, 12/15/39ž,‡	412,450	412,450
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.1639%, 6/15/41ž,‡	1,797,039	1,785,865
BX Commercial Mortgage Trust 2025-ARIA A, 5.0311%, 12/13/42ž,‡	1,807,000	1,816,954
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.8225%, 2/15/35ž,‡	1,663,000	1,650,201
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2730%, 7/15/42ž,‡	713,000	712,352
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 5.5230%, 7/15/42ž,‡	1,950,000	1,945,761
BX Commercial Mortgage Trust 2025-LUNR A, CME Term SOFR 1 Month + 1.5000%, 5.1725%, 6/15/40ž,‡	1,567,670	1,566,411
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8163%, 3/15/30ž,‡	2,078,913	2,067,957
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0660%, 3/15/30ž,‡	454,823	450,946
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.1159%, 4/15/40ž,‡	797,845	796,598
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 7/15/44ž,‡	3,300,000	3,282,930
BX Commercial Mortgage Trust 2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0725%, 2/15/43ž,‡	1,468,000	1,466,487
BX Commercial Mortgage Trust 2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3725%, 2/15/43ž,‡	510,000	509,786
BX Commercial Mortgage Trust 2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6725%, 2/15/43ž,‡	319,000	318,652
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4375%, 8/15/36ž,‡	229,000	217,121
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2276%, 10/19/37ž,‡	2,189,000	2,194,136
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 4.9876%, 7/20/38ž,‡	2,286,000	2,287,622
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.3142%, 8/15/41ž,‡	1,151,000	1,143,180
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9633%, 8/15/41ž,‡	846,629	842,627
Castle Hill INGOTS Ltd 2026-GATE3 A, 4.6945%, 2/10/43ž,‡	348,000	344,595
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	1,003,000	1,003,240
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,129,195	1,719,170
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	383,821	230,651
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	9,964,622	9,820,579
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.0430%, 10/25/57ž,‡	2,144,241	2,195,651
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 10/19/38ž,‡	1,699,000	1,699,000
Citigroup Mortgage Loan Trust Inc 2025-LTV1 A1, 5.2370%, 12/25/55ž,‡	1,358,065	1,352,680
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42ž,‡	4,914,000	4,713,265
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.5135%, 6/15/41ž,‡	2,536,542	2,526,252
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49ž	237,000	236,223
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	4,172,000	4,171,486
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,414,000	1,412,806
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.3119%, 12/25/41ž,‡	807,065	807,815
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 6.8119%, 12/25/41ž,‡	1,759,000	1,781,035

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R04 1M2, US 30 Day Average SOFR + 3.1000%, 6.7619%, 3/25/42ž,‡	$56,296	$57,308
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 5.5619%, 4/25/42ž,‡	145,175	145,355
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 5.3619%, 7/27/43ž,‡	377,835	378,674
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 5.6119%, 9/25/43ž,‡	141,936	142,285
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/26/43ž,‡	262,108	262,219
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/44ž,‡	287,608	287,569
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 3/25/44ž,‡	157,017	156,872
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 5/25/44ž,‡	113,386	113,414
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 1/25/45ž,‡	150,609	150,377
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	276,297	276,173
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.2619%, 3/27/45ž,‡	890,731	892,102
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	853,350	852,596
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 7/25/45ž,‡	500,187	499,717
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	378,603	379,535
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	842,538	834,511
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60ž,Ç	352,872	351,321
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 1/1/61ž,Ç	802,878	795,908
Corporate One Auto Receivables Trust 2026-1A A3, 4.1500%, 3/15/30ž	2,445,000	2,430,529
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	72,147	72,504
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,690,000	1,438,749
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 10/15/36ž,‡	1,121,000	1,118,542
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	693,714
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	814,999
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,432,178
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,714,080	4,672,084
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	277,675	260,375
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,476,707
DI Issuer LLC 2025-1A A2, 5.3100%, 12/15/55ž	561,000	560,316
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	2,067,165
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47ž	1,692,000	1,680,927
Domino's Pizza Master Issuer LLC 2021-1A A2I, 2.6620%, 4/25/51ž	1,331,352	1,256,003
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 4.9375%, 10/15/43ž,‡	3,929,000	3,878,780
Ellington Financial Mortgage Trust 2025-RTL1 A1, 5.2210%, 11/25/40ž,Ç	483,000	482,220
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 4.9676%, 7/20/38ž,‡	1,594,000	1,594,746
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	434,270	442,865
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	622,782	622,130
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	827,910	826,406
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	728,165	733,237
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	794,776	797,443
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	358,601	358,768
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	537,069	535,513
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55ž,‡	397,717	394,295
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	1,476,719	1,463,695
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	638,441	618,146
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	392,688	394,516
First Help Financial LLC 2025-2A A1, 4.8390%, 12/15/26ž	1,425,631	1,425,752
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	564,238	561,519
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	794,062	790,219
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52ž	746,551	741,205
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.1619%, 10/25/41ž,‡	899,084	899,922
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 5.7619%, 9/25/41ž,‡	361,621	362,839

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.0119%, 12/25/41ž,‡	$267,780	$269,379
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, US 30 Day Average SOFR + 3.7500%, 7.4119%, 2/25/42ž,‡	372,069	379,745
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M2, US 30 Day Average SOFR + 4.3500%, 8.0119%, 4/25/42ž,‡	135,794	139,820
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA4 M2, US 30 Day Average SOFR + 5.2500%, 8.9119%, 5/26/42ž,‡	530,000	551,909
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 3/25/42ž,‡	70,863	70,984
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 5.7619%, 4/27/43ž,‡	842,761	850,562
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 5.6619%, 6/25/43ž,‡	223,794	224,070
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 5.5119%, 11/25/43ž,‡	347,211	348,808
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/44ž,‡	149,914	149,850
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 8/25/44ž,‡	639,604	638,888
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 4.7119%, 1/25/45ž,‡	277,615	277,244
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 4.8619%, 5/25/45ž,‡	51,609	51,559
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 4.7619%, 9/25/45ž,‡	39,767	39,695
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 4.8119%, 2/27/45ž,‡	682,209	681,611
FS Commercial Mortgage Trust 2026-ORL A, CME Term SOFR 1 Month + 1.3500%, 5.0225%, 2/15/41ž,‡	658,000	656,476
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 1/20/39ž,‡	1,761,000	1,761,077
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.1686%, 8/15/28ž,‡	892,000	892,241
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.3638%, 5/15/41ž,‡	2,209,000	2,208,509
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.3296%, 11/25/41ž,‡	757,493	757,112
GS Mortgage-Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	693,768	691,263
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56ž,Ç	191,083	190,022
Hertz Vehicle Financing LLC 2025-5A A, 4.6200%, 5/25/30ž	715,000	713,046
Hewlett-Packard Financial Services Company Trust 2025-2A A2, 4.0700%, 11/22/32ž	2,750,000	2,750,278
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	574,538	566,266
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	797,172
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,154,000	1,154,126
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	520,000	520,492
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	395,934
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	427,530	426,381
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 4.9725%, 3/15/42ž,‡	1,387,547	1,380,130
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	551,813	556,462
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	559,422	562,307
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	460,205	460,043
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30ž	1,468,675	1,468,391
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	427,000	425,654
LEX Trust 2026-450 A, CME Term SOFR 1 Month + 1.3500%, 5.0000%, 3/15/43ž,‡	581,000	578,506
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,457,922
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	589,075
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,555,513	1,560,173
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	520,000	521,496
LHOME Mortgage Trust 2026-RTL1 A1, 4.9080%, 1/25/41ž,Ç	260,000	259,176
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8875%, 3/15/38ž,‡	215,202	212,805
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9678%, 5/15/39ž,‡	1,138,830	1,097,121
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32ž	1,180,935	1,177,328
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.2711%, 10/16/37ž,‡	823,000	821,356

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.0276%, 7/20/37ž,‡	$2,526,000	$2,526,984
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 4.9711%, 7/16/38ž,‡	1,720,000	1,720,430
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	1,850,000	1,850,289
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9480%, 7/26/38ž,‡	1,357,000	1,356,998
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 4.6172%, 10/25/51ž,‡	1,446,236	1,352,699
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	510,198	501,782
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39ž	506,000	505,818
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	627,408	613,393
MVW Owner Trust 2025-2A A, 4.4800%, 10/20/44ž	242,902	238,664
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 4.9776%, 7/20/39ž,‡	1,617,259	1,618,146
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	834,954	831,411
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,026,037
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	647,549
NMEF Funding LLC 2026-A A2, 4.0900%, 2/15/34ž	1,170,000	1,167,173
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.0658%, 10/15/40ž,‡	1,332,000	1,330,466
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	294,641	291,896
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	720,390	725,082
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 4.9476%, 7/19/38ž,‡	1,700,000	1,699,976
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.2476%, 10/19/37ž,‡	1,175,000	1,169,927
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	852,864	778,546
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33ž	410,000	409,812
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	334,111
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	966,000	966,688
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	595,042	597,051
OCCU Auto Receivables Trust 2025-1A A3, 4.8100%, 11/15/29ž	909,000	914,461
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.2376%, 7/20/37ž,‡	634,793	633,709
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9680%, 10/25/38ž,‡	917,000	917,243
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.2322%, 7/15/37ž,‡	300,000	299,480
Ondeck Asset Securitization Trust LLC 2025-2A A, 4.8400%, 11/17/32ž	2,180,000	2,179,950
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	497,286	430,873
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,316,143	1,131,251
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	242,102	243,214
PLYM Commercial Mortgage Trust 2026-IND A, CME Term SOFR 1 Month + 1.2500%, 4.9225%, 3/15/43ž,‡	828,000	823,572
PNW Trust 2026-ARTE A, CME Term SOFR 1 Month + 1.7113%, 5.3863%, 4/16/29ž,‡	1,102,000	1,099,229
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	804,544	794,630
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	902,471	892,517
Pretium Mortgage Credit Partners LLC 2025-RPL5 A1, 4.1500%, 1/25/70ž,Ç	1,365,688	1,325,770
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	500,164	491,151
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	524,723	519,215
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,199,250	2,123,648
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,123,249	1,082,111
PRP Advisors LLC 2026-RCF2 A1, 5.5000%, 3/25/56ž,‡	1,700,000	1,706,128
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	2,211,000	2,185,978
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	4,177,000	4,070,515
QTS Issuer ABS II 2026-5A A2, 6.1780%, 3/5/56ž	1,380,000	1,373,216
RCKT Trust 2025-1A A, 4.9000%, 7/25/34ž	1,041,496	1,043,823
RCKT Trust 2025-2A A, 4.4800%, 11/27/34ž	816,620	817,168
Research-Driven Pagaya Motor Asset Trust I 2026-R1A A, 5.6590%, 7/25/34ž	501,000	501,867
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	262,244	269,791
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	797,778	822,000
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	411,048	415,653
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	594,855	598,966
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	9,144	9,107
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,162,245

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	$1,303,500	$1,310,960
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1 Month + 1.6000%, 5.2786%, 10/25/55ž,‡	971,330	972,449
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A1, 5.3200%, 10/25/40ž,Ç	820,000	816,595
Saluda Grade Alternative Mortgage Trust 2025-RRTL1 A2, 5.6570%, 10/25/40ž,Ç	1,715,000	1,712,386
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1 Month + 1.4000%, 5.0786%, 4/25/56ž,‡	682,516	681,595
Saluda Grade Alternative Mortgage Trust 2026-RTL7 A1, 5.7490%, 3/25/31ž,Ç	1,616,000	1,599,611
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	923,934	936,451
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	1,248,425	1,261,635
SCF Equipment Trust LLC 2025-2A B, 4.5100%, 6/20/36ž	1,249,000	1,223,239
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 4.8725%, 3/15/35ž,‡	1,988,000	1,980,017
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56ž	976,000	969,993
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.2148%, 11/15/34ž,‡	168,064	167,963
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55ž	2,531,000	2,439,583
Sierra Receivables Funding Co LLC 2025-3A A, 4.4400%, 8/22/44ž	1,602,362	1,592,567
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.0497%, 7/21/37ž,‡	1,771,000	1,771,487
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 4.6730%, 1/15/39ž,‡	2,805,000	2,801,504
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	794,404	745,987
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56ž	1,293,000	1,250,560
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	3,599,000	3,557,585
Switch ABS Issuer LLC 2026-1A A21, 5.6090%, 3/27/56ž	1,366,000	1,368,480
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	438,150	436,234
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51ž	2,171,325	2,125,446
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	354,370
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 4.9656%, 4/15/42ž,‡	551,000	547,720
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0397%, 10/21/37ž,‡	1,821,000	1,821,795
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	1,278,485	1,361,576
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	697,049	705,566
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	363,487	366,472
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	520,000	520,750
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65ž,Ç	1,232,833	1,228,938
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56ž	1,077,000	1,051,993
TVC Mortgage Trust 2026-RRTL1 A1, 4.9640%, 2/25/41ž,Ç	621,000	618,690
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	758,943	789,344
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.5797%, 12/10/33ž,‡	1,530,716	1,527,032
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47ž	475,607	474,601
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	300,792	303,058
US Bank National Association 2026-RVM1 B1, 4.9590%, 12/25/46ž	620,000	616,942
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	544,541	435,515
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 4.6875%, 7/15/39ž,‡	1,260,000	1,235,247
VB-S1 Issuer LLC 2024-1A C2, 5.5900%, 5/15/54ž	1,759,000	1,772,226
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56ž	595,000	583,706
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56ž,Ç	619,074	612,262
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2176%, 7/20/37ž,‡	708,713	707,431
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 4.7603%, 3/15/38ž,‡	2,050,000	2,050,320
Wendy's Funding LLC 2018-1A A2II, 3.8840%, 3/15/48ž	1,700,479	1,666,102
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	494,826	458,158
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	1,142,990	1,009,611
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	2,335,987	2,281,673
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	42,448	42,241
Westgate Resorts 2026-1A A, 5.1900%, 10/20/39ž	2,127,000	2,127,979
Westlake Automobile Receivable Trust 2025-P1 A3, 4.5800%, 6/15/29ž	2,248,000	2,257,001
Wingspire Equipment Finance LLC 2025-1A A2, 4.3300%, 9/20/33ž	2,310,000	2,307,667
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 4.4619%, 7/25/51ž,‡	1,017,379	946,577
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	263,263	263,059
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	342,853	344,201
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	896,090	901,738
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	963,937	967,688
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	800,053	799,235

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	$1,188,781	$1,185,454
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	221,106	221,751
Woodward Capital Management 2025-CES10 A1A, 4.8940%, 11/25/55ž,Ç	558,177	553,873
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	494,611	496,318
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	497,339	497,597
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	908,120	906,121
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	353,562	350,236
Woodward Capital Management 2026-CES2 A1A, 4.7620%, 2/1/56ž,Ç	613,964	607,157
Woodward Capital Management 2026-CES2 A1B, 4.8630%, 2/1/56ž,Ç	148,300	146,932
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $332,452,600)		330,892,102
Bank Loans and Mezzanine Loans – 4.2%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/1/32‡	564,000	562,590
Capital Goods – 0.5%
CompoSecure Holdings LLC, CME Term SOFR 1 Month + 2.2500%, 5.9281%, 1/14/33‡	205,000	204,104
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/4/31‡	3,327,665	3,319,346
		3,523,450
Consumer Cyclical – 0.9%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 9/30/31‡	3,217,966	3,208,312
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 5.6712%, 11/5/31‡	1,741	1,739
TKO Worldwide Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 5.6640%, 11/21/31‡	3,165,287	3,161,236
		6,371,287
Consumer Non-Cyclical – 0.6%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 7/26/31‡	1,247,424	1,250,542
Lavender US Holdco 1 Inc, CME Term SOFR 3 Month + 3.2500%, 6.9496%, 12/30/32‡	1,487,304	1,463,136
Medline Borrower LP, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 10/23/30‡	1,736,654	1,738,547
		4,452,225
Electric – 0.6%
Alpha Generation LLC, CME Term SOFR 1 Month + 1.7500%, 5.4177%, 9/30/31‡	1,044,775	1,041,212
Talen Energy Supply LLC, CME Term SOFR 1 Month + 2.0000%, 5.6677%, 11/25/32‡	3,417,876	3,417,260
		4,458,472
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 1 Month + 2.5000%, 5.9025%, 8/15/30‡	2,754,104	2,743,777
First Student Bidco Inc, CME Term SOFR 3 Month + 2.2500%, 5.9496%, 8/15/30‡	503,933	502,043
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 4/10/31‡	4,715,163	4,689,135
		7,934,955
Utilities – 0.4%
Tenaska Westmoreland Management LLC, CME Term SOFR 1 Month + 2.2500%, 5.9053%, 2/18/33‡	2,509,000	2,496,455
Total Bank Loans and Mezzanine Loans (cost $29,858,002)		29,799,434
Corporate Bonds – 27.9%
Banking – 6.0%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,928,813
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,356,000	2,400,886
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	2,541,000	2,512,119
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,381,297
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,302,052
Goldman Sachs Group Inc, SOFR + 0.7100%, 4.1480%, 1/21/29‡	4,113,000	4,087,621
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	2,559,000	2,600,038
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,564,897
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,562,000	1,590,587
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,940,092
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,213,778
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29‡	2,610,000	2,637,934
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	4,119,000	4,106,242
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,149,457
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,041,582
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,563,000	3,614,905
		43,072,300

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – 0.3%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	$2,526,000	$2,501,304
Brokerage – 1.4%
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,928,092
LPL Holdings Inc, 4.9000%, 4/3/28	3,579,000	3,589,626
LPL Holdings Inc, 5.1500%, 6/15/30	1,552,000	1,558,753
		10,076,471
Capital Goods – 0.8%
Eaton Corp, 3.9500%, 3/6/29	4,188,000	4,146,176
Eaton Corp, 4.2000%, 3/6/31	1,458,000	1,436,905
		5,583,081
Communications – 1.1%
AppLovin Corp, 5.1250%, 12/1/29	4,278,000	4,302,822
ROBLOX Corp, 3.8750%, 5/1/30ž	3,647,000	3,427,388
		7,730,210
Consumer Cyclical – 2.5%
Carnival Corp, 5.1250%, 5/1/29ž	4,726,000	4,691,886
Carvana Co, 9.0000%, 6/1/30ž	2,355,604	2,450,424
Flutter Treasury DAC, 5.8750%, 6/4/31ž	741,000	734,101
KB Home, 4.8000%, 11/15/29	1,814,000	1,766,405
NCL Corporation Ltd, 5.8750%, 1/15/31ž	3,204,000	3,112,897
Stellantis Finance US Inc, 5.3500%, 3/17/28ž	398,000	400,826
Stellantis Finance US Inc, 5.7500%, 3/18/30ž,#	728,000	724,040
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	3,931,000	3,941,154
		17,821,733
Consumer Non-Cyclical – 2.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,962,270
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,650,017
CVS Health Corp, 3.2500%, 8/15/29	2,577,000	2,469,429
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	503,000	516,842
Maple Parent Holdings Corp, 5.0500%, 3/26/31ž	4,354,000	4,335,594
Solventum Corp, 5.4500%, 2/25/27	426,000	429,244
Solventum Corp, 5.4000%, 3/1/29	1,041,000	1,064,925
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	1,864,000	1,845,470
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	2,609,000	2,642,111
		18,915,902
Electric – 0.6%
NRG Energy Inc, 4.7340%, 10/15/30ž	3,186,000	3,155,021
Xcel Energy Inc, US Treasury Yield Curve Rate 5 Year + 2.1680%, 5.7500%, 12/3/56‡	1,190,000	1,161,652
		4,316,673
Energy – 3.8%
Civitas Resources Inc, 8.6250%, 11/1/30ž	3,342,000	3,526,097
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,579,139
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,383,303
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,730,000	1,741,100
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,244,291
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	4,384,000	4,212,749
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	956,153
Sunoco LP, 5.6250%, 3/15/31ž	1,397,000	1,390,592
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 5.5000%, 1/15/28ž	3,019,000	2,993,461
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 7.3750%, 2/15/29ž	2,063,000	2,122,284
Viper Energy Partners LLC, 4.9000%, 8/1/30	1,334,000	1,333,120
		27,482,289
Finance Companies – 2.8%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28ž	1,031,000	1,018,203
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,764,677
Rocket Cos Inc, 6.1250%, 8/1/30ž	4,543,000	4,577,152
Takeoff Merger Sub Inc, 4.5000%, 3/24/29ž	5,564,000	5,528,191
Takeoff Merger Sub Inc, 4.8500%, 3/24/31ž	4,151,000	4,099,091
		19,987,314
Financial Institutions – 0.8%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	1,020,000	1,033,702
Atlas Warehouse Lending Co LP, 4.6250%, 11/15/28ž	2,145,000	2,112,540
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,035,641
Burford Capital Global Finance LLC, 9.2500%, 7/1/31ž	1,769,000	1,596,522
		5,778,405

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – 0.2%
Centene Corp, 4.2500%, 12/15/27	$1,090,000		$1,070,723
Professional Services – 0.8%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	3,591,000		3,497,537
Booz Allen Hamilton Inc, 4.0000%, 7/1/29ž	2,447,000		2,367,662
			5,865,199
Technology – 3.0%
APLD ComputeCo 2 LLC, 6.7500%, 3/15/31ž	1,819,000		1,805,756
Black Pearl Compute LLC, 6.1250%, 2/15/31ž	1,756,000		1,787,252
Equinix Asia Financing Corp Pte Ltd, 4.4000%, 3/15/31	1,856,000		1,816,830
Oracle Corp, 4.4500%, 9/26/30	5,546,000		5,344,577
Oracle Corp, 4.9500%, 2/4/31	3,354,000		3,281,687
Salesforce Inc, 4.6500%, 3/15/29	2,287,000		2,291,736
Salesforce Inc, 4.9000%, 9/15/31	5,258,000		5,250,553
			21,578,391
Transportation – 1.2%
United Airlines Holdings Inc, 4.8750%, 3/1/29	8,960,000		8,763,612
Total Corporate Bonds (cost $201,035,592)			200,543,607
Foreign Government Bonds – 2.2%
United Kingdom Gilt, 4.1250%, 3/7/31 (cost $16,237,594)	12,057,100	GBP	15,709,926
Mortgage-Backed Securities – 3.6%
Fannie Mae:
4.5000%, TBA, 30 Year Maturity	1,885,000		1,817,630
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	442,083		421,923
BN3899, 4.0000%, 12/1/48	65,857		62,853
CA3683, 4.5000%, 6/1/49	22,346		21,847
CA4035, 4.5000%, 8/1/49	33,022		32,285
MA3908, 4.5000%, 1/1/50	46,951		45,907
FS5362, 4.5000%, 12/1/50	590,386		579,151
20510201, 2.5000%, 2/1/51	714,005		601,890
FS2546, 4.0000%, 3/1/51	34,901		33,310
20510401, 3.0000%, 4/1/51	197,036		175,508
BV4144, 3.0000%, 3/1/52	759,401		675,742
BV5379, 3.0000%, 4/1/52	659,317		588,428
BV5380, 3.0000%, 4/1/52	576,570		512,986
FS1301, 3.5000%, 4/1/52	519,619		479,076
BV5393, 3.5000%, 4/1/52	290,767		269,898
BV4203, 3.5000%, 4/1/52	105,282		97,726
BV8484, 3.5000%, 4/1/52	97,016		90,053
BV6879, 4.5000%, 4/1/52	99,266		96,244
BV7632, 4.5000%, 4/1/52	76,267		73,946
BW0081, 4.5000%, 4/1/52	56,141		54,426
BV7132, 4.5000%, 4/1/52	39,515		38,309
BW0072, 4.5000%, 4/1/52	33,324		32,307
BV7131, 4.5000%, 4/1/52	31,546		30,582
CB3501, 3.5000%, 5/1/52	879,734		812,715
BW0343, 4.5000%, 5/1/52	154,867		150,138
FS2420, 3.5000%, 7/1/52	2,204,282		2,042,411
BW7369, 5.0000%, 10/1/52	522,852		521,475
BW1288, 5.0000%, 10/1/52	238,293		237,192
CB6686, 4.5000%, 7/1/53	460,748		450,544
CB6851, 4.5000%, 8/1/53	327,408		320,127
CB7430, 5.5000%, 11/1/53	332,550		340,194
FS8037, 6.0000%, 1/1/54	40,662		42,306
CB8134, 5.5000%, 3/1/54	609,590		622,818
FS7607, 6.0000%, 3/1/54	34,671		35,877
FS7643, 6.0000%, 4/1/54	124,348		129,251
CB8543, 6.0000%, 5/1/54	1,025,351		1,058,922
20551001, 6.0000%, 10/1/55	313,346		322,154
BF0598, 2.5000%, 3/1/62	2,008,934		1,673,883
			13,774,404
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	39,552		37,748
ZA7158, 4.5000%, 6/1/49	32,935		32,259
RA1087, 4.5000%, 7/1/49	216,029		211,591
RA1088, 4.5000%, 7/1/49	42,889		41,932
RA1188, 4.5000%, 8/1/49	216,746		212,294
RA1999, 4.5000%, 1/1/50	152,969		149,827
SD8040, 4.5000%, 1/1/50	36,314		35,507

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD1551, 4.0000%, 3/1/50	$458,180	$437,287
SD1143, 4.5000%, 9/1/50	1,333,287	1,307,915
QC5848, 2.5000%, 8/1/51	970,485	826,601
QD9513, 2.5000%, 2/1/52	77,283	65,908
QE0318, 4.5000%, 3/1/52	26,446	25,641
QE1073, 3.5000%, 4/1/52	69,033	64,078
QD9191, 3.5000%, 4/1/52	55,113	51,158
SD7023, 3.0000%, 6/1/52	1,797,790	1,596,349
SD1840, 3.0000%, 6/1/52	1,303,220	1,157,410
SD1352, 3.5000%, 7/1/52	855,375	792,561
QF2386, 5.0000%, 10/1/52	964,546	959,222
QF2145, 5.0000%, 10/1/52	33,017	32,917
SD4294, 5.5000%, 9/1/53	243,239	248,712
SD4009, 6.0000%, 9/1/53	69,053	71,456
QI2699, 5.5000%, 4/1/54	156,011	159,591
RJ1341, 6.0000%, 4/1/54	743,807	769,708
SL1226, 5.5000%, 5/1/55	631,586	643,521
RJ4363, 5.5000%, 6/1/55	175,290	178,978
20551101, 6.0000%, 11/1/55	434,080	446,732
		10,556,903
Total Mortgage-Backed Securities (cost $26,450,038)		26,148,937
United States Treasury Notes/Bonds – 14.5%
3.7500%, 4/30/27	15,369,500	15,362,980
3.8750%, 5/31/27	8,057,000	8,062,350
3.7500%, 6/30/27	29,290,600	29,267,717
3.6250%, 8/31/27	22,320,000	22,253,738
3.5000%, 10/31/27	5,500,000	5,470,566
3.3750%, 11/30/27	12,405,000	12,313,416
3.3750%, 12/31/27	6,476,000	6,426,165
3.3750%, 2/29/28	3,868,000	3,837,479
3.8750%, 3/31/31	929,000	926,024
Total United States Treasury Notes/Bonds (cost $104,097,573)		103,920,435
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $12,593,406)	12,592,124	12,592,124
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	183,512	183,512
Time Deposits – 0%
Royal Bank of Canada, 3.6500%, 4/1/26	$45,878	45,878
Total Investments Purchased with Cash Collateral from Securities Lending (cost $229,390)		229,390
Total Investments (total cost $722,954,195) – 100.3%		719,835,955
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(1,825,626)
Net Assets – 100%		$718,010,329

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$693,194,731	96.3%
United Kingdom	15,709,926	2.2
Israel	4,487,581	0.6
Luxembourg	3,208,312	0.4
Australia	2,501,304	0.4
Ireland	734,101	0.1
Total	$719,835,955	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$30,248,194	$249,839,193	$(267,487,291)	$(6,690)	$(1,282)	$12,592,124	12,592,124	$674,241
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	3,422,392	30,323,901	(33,562,781)	-	-	183,512	183,512	5,022 ∆
Total Affiliated Investments - 1.8%
	$33,670,586	$280,163,094	$(301,050,072)	$(6,690)	$(1,282)	$12,775,636	12,775,636	$679,263

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	5/22/26	(12,098,074)	$16,208,141	$199,428

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,158	7/6/26	$240,221,671	$(1,464,555)
Ultra Long Term US Treasury Bond	17	6/30/26	1,981,563	(61,287)
Total - Futures Long				(1,525,842)
Futures Short:
10 Year US Treasury Note	173	6/30/26	(19,211,109)	297,625
5 Year US Treasury Note	99	7/6/26	(10,709,789)	133,031
Ultra 10-Year Treasury Note	37	6/30/26	(4,200,078)	75,183
US Treasury Long Bond	105	6/30/26	(11,956,875)	344,798
Total - Futures Short				850,637
Total				$(675,205)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$14,600,000
Forward foreign currency exchange contracts:
Average amounts sold - in USD	1,600,871
Futures contracts:
Average notional amount of contracts - long	253,542,362
Average notional amount of contracts - short	49,730,238

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$418,164,003, which represents 58.2% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2026)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,951	$334,111	0.0%
The Fund has registration rights for certain restricted securities held as of March 31, 2026. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$330,892,102	$-
Bank Loans and Mezzanine Loans	-	29,799,434	-
Corporate Bonds	-	200,543,607	-
Foreign Government Bonds	-	15,709,926	-
Mortgage-Backed Securities	-	26,148,937	-
United States Treasury Notes/Bonds	-	103,920,435	-
Investment Companies	-	12,592,124	-
Investments Purchased with Cash Collateral from Securities Lending	-	229,390	-
Total Investments in Securities	$-	$719,835,955	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	199,428	-
Futures Contracts	850,637	-	-
Total Assets	$850,637	$720,035,383	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,525,842	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70291 05-26